Accounts Payable	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accounts Payable
22.
Accounts Payable

As at December 31, 2024 and 2023, this account consists of:

	2024	2023
	(in million pesos)
Suppliers and contractors (Note 27)	58,524	74,518
Taxes (Note 26)	5,473	3,964
Carriers and others	2,579	2,362
Related parties	146	170
	66,722	81,014

Certain suppliers entered into Trade Financing Arrangements (TFAs) to sell their receivables. The Purchaser will have exclusive ownership of the purchased receivables and all of its rights, title and interest. There were no changes in the payment terms.

Carrying amount of liabilities

	2024	2023
	(in million pesos)
Presented within trade and other payables	24,556	35,379
– of which suppliers have received payment	14,106	20,553

Range of payment due dates

	2024	2023

Liabilities that are part of the arrangement	210-300 days after invoice due date	210-300 days after invoice due date
Comparable trade payables that are not part of an arrangement	30-300 days after invoice due date	30-300 days after invoice due date

Non-cash changes

There were no material business combinations or foreign exchange differences in either period. There were no non-cash transfers from trade payables to finance payables as at December 31, 2024 and December 31, 2023.

For terms and conditions pertaining to the payables to related parties, see Note 24 – Related Party Transactions.

For detailed discussion on the PLDT Group’s liquidity risk management processes, see Note 27 – Financial Assets and Liabilities – Liquidity Risk.